Net Debt	6 Months Ended
Jun. 30, 2019
Net Debt
Net Debt

3   Net  Debt

The table below provides an analysis of net debt and a reconciliation of net cash flow to the movement in net debt.The Group monitors net debt as part of its capital management policy as described in Note 27 of the Annual Report and Form 20‑F Information 2018. Net debt is a non-GAAP financial measure.

	At 1 Jan	Adoption of new	Cash	Non-cash	Exchange	At 30 Jun
	2019	accounting standards[59]	Flow	& Other	Movements	2019
	$m	$m	$m	$m	$m	$m
Non-current installments of loans	(17,359)	-	-	(15)	19	(17,355)
Non-current installments of leases	-	(557)	-	45	(2)	(514)
Total long-term debt	(17,359)	(557)	-	30	17	(17,869)

Current instalments of loans	(999)	-	-	(1)	-	(1,000)
Current instalments of leases	-	(163)	96	(138)	(1)	(206)
Commercial paper	(211)	-	-	-	-	(211)
Bank collateral	(384)	-	66	-	-	(318)
Other short-term borrowings excluding overdrafts	-	-	(2)	-	-	(2)
Overdraft	(160)	-	59	-	3	(98)

Total current debt	(1,754)	(163)	219	(139)	2	(1,835)

Gross borrowings	(19,113)	(720)	219	(109)	19	(19,704)

Net derivative financial instruments	384	-	(26)	(37)	-	321

Net Borrowings	(18,729)	(720)	193	(146)	19	(19,383)

Cash and cash equivalents	4,831	-	584	-	13	5,428
Other investments - current	849	-	(21)	(9)	-	819
Other investments - non-current	46	-	-	10	-	56
Cash and investments	5,726	-	563	1	13	6,303

Net debt	(13,003)	(720)	756	(145)	32	(13,080)

Non-cash movements in the period include fair value adjustments under IFRS 9.

Other investments – non-current are included within the balance of $1,362m (31 December 2018: $833m) in the Statement of Financial Position.The equivalent GAAP measure to net debt is ‘liabilities arising from financing activities’ which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives shown above and includes the Acerta put option liability of $2,057m (31 December 2018: $1,838m) shown in non-current other payables.

[5][9] The Company adopted IFRS 16 ‘Leases’ from 1 January 2019. See Note 1.